Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 14. Commitments and Contingencies
Legal
In the normal course of business, the Company is at times subject to pending and threatened legal actions. In management’s opinion, any potential loss resulting from the resolution of these matters will not have a material effect on the results of operations, financial position or cash flows of the Company.
Securities Litigation
On June 7, 2019, a putative securities class action complaint captioned
 Derr v. Ra Medical Systems, Inc., et. al.,
 (Civil Action no. 19CV1079 LAB NLS) was filed in the United States (“U.S.”) District Court for the Southern District of California against the Company, certain current and former officers and directors, and certain underwriters of the Company’s initial public offering. Following the appointment of a lead plaintiff and the filing of a subsequent amended complaint, the lawsuit alleges that the defendants made material misstatements or omissions in the Company’s registration statement in violation of Sections 11 and 15 of the Securities Act of 1933 (the “Securities Act”) and between September 27, 2018 and November 27, 2019, inclusive, in violation of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the “Exchange Act”). On March 11, 2020, lead plaintiffs voluntarily dismissed the underwriter defendants without prejudice. On March 13, 2020, defendants filed a motion to dismiss the amended complaint. The court has not yet ruled on defendants’ motion to dismiss. On November 12, 2021, following a private settlement mediation with the lead plaintiffs, the parties executed a stipulation of settlement that resolved the claims asserted in the securities class action. The settlement provides for a payment to the plaintiff class of $10.0 million. The Company expects to pay approximately $1.0 million towards the settlement, the amount remaining on its self-insured retention/deductible, and the Company’s insurers will pay the remaining balance. The proposed settlement requires both preliminary and final approval by the court. Should the court not approve the proposed settlement or if the proposed settlement otherwise does not become final, the parties will be returned to their litigation postures prior to the execution of the stipulation of settlement. Should the Company ultimately be found liable, the liability could have a material adverse effect on the Company’s financial condition and its results of operations for the period or periods in which it is incurred.
On October 1, 2019, a shareholder derivative complaint captioned
 Noel Borg v. Dean Irwin, et. al
 (Civil Action no.
1:99-cm-09999)
was filed in the U.S. District Court for the District of Delaware against certain current and former officers and directors, purportedly on behalf of the Company, which is named as a nominal defendant in the action. The complaint alleges breaches of fiduciary duty, unjust enrichment, waste, and violations of Section 14(a) of the Securities Exchange Act of 1934. On October 21, 2019, pursuant to the parties’ stipulation, the court stayed the derivative lawsuit until the related class action is resolved. While the Company has obligations to indemnify and/or advance the defendants’ legal fees and costs in connection with this lawsuit, any monetary recovery from the defendants would be to the benefit of the Company. The Company is unable to predict the ultimate outcome and is unable to make a meaningful estimate of the amount or range of loss, if any, that could result from any unfavorable outcome.
Settlement Agreements with the Department of Justice and Participating States
As previously announced on December 28, 2020, the Company entered into a Settlement Agreement with the U.S., acting through the Department of Justice (“DOJ”) and on behalf of the Office of Inspector General (“OIG”), and other settlement agreements with certain state attorneys general to resolve investigations and a related civil action concerning its marketing of the DABRA laser system and DABRA-related remuneration to certain physicians.

Pursuant to the terms of the Settlement Agreement and the agreements with the participating states, (a) if the Company’s revenue exceeds $10 million in any of fiscal years 2021-2024, the Company also is required to pay for the corresponding year: $500,000 for 2021, $750,000 for 2022, $1 million for 2023, and $1.25 million for 2024; (b) if the Company is acquired or is otherwise involved in a change in control transaction before the end of 2024, the Company is required to pay an additional settlement amount of $5 million, plus 4% of the value attributed to the Company in the transaction, so long as the attributed value is in excess of $100 million, with the total change in control payment never to exceed $28 million; and (c) if the Company’s obligations under the Settlement Agreement are avoided by bankruptcy, the U.S. may rescind the releases and bring an action against the Company in which the Company agrees is not subject to an automatic stay, is not subject to any statute of limitations, estoppel or laches defense, and is a vali
d claim in the amount of $56 million, minus any prior change in control payments.

Note 16—Commitments and Contingencies
Legal
—In the normal course of business, the Company is at times subject to pending and threatened legal actions. In management’s opinion, any potential loss resulting from the resolution of these matters will not have a material effect on the results of operations, financial position or cash flows of the Company.
Securities Litigation
On June 7, 2019, a putative securities class action complaint captioned
Derr v. Ra Medical Systems, Inc., et. al.,
(Civil Action no. 19CV1079 LAB NLS) was filed in the United States District Court for the Southern District of California against the Company, certain current and former officers and directors, and certain underwriters of the Company’s IPO. Following the appointment of a lead plaintiff and the filing of a subsequent amended complaint, the lawsuit alleges that the defendants made material misstatements or omissions in the Company’s registration statement in violation of Sections 11 and 15 of the Securities Act of 1933 and between September 27, 2018 and November 27, 2019, inclusive, in violation of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934. Management intends to vigorously defend the Company against this lawsuit. On March 11, 2020, lead plaintiffs voluntarily dismissed the underwriter defendants without prejudice. On March 13, 2020, defendants filed a motion to dismiss the amended complaint. On July 14, 2020, the court informed the parties that the motion to dismiss is suitable for decision without oral argument. At this time, the Company cannot predict how a court or jury will rule on the merits of the claims and/or the scope of the potential loss in the event of an adverse outcome. Should the Company ultimately be found liable, the liability could have a material adverse effect on the Company’s financial condition and its results of operations for the period or periods in which it is incurred. The Company is unable to predict the ultimate outcome and is unable to make a meaningful estimate of the amount or range of loss, if any, that could result from any unfavorable outcome.
On October 1, 2019, a shareholder derivative complaint captioned
Noel Borg v. Dean Irwin, et. al
(Civil Action no.
1:99-cm-09999)
was filed in the United States District Court for the District of Delaware against certain current and former officers and directors, purportedly on behalf of the Company, which is named as a nominal defendant in the action. The complaint alleges breaches of fiduciary duty, unjust enrichment, waste, and violations of Section 14(a) of the Securities Exchange Act of 1934. On October 21, 2019, pursuant to the parties’ stipulation, the court stayed the derivative lawsuit until the related class action is resolved. While the Company has obligations to indemnify and/or advance the defendants’ legal fees and costs in connection with this lawsuit, any monetary recovery from the defendants would be to the benefit of the Company. The Company is unable to predict the ultimate outcome and is unable to make a meaningful estimate of the amount or range of loss, if any, that could result from any unfavorable outcome.
Government Investigations
As previously announced in the Form
8-K
filed on August 12, 2019, the Audit Committee of the Company’s Board of Directors (the “Audit Committee”) conducted an investigation of certain allegations raised by a former employee. The Company announced the Audit Committee’s findings in the Form
8-K
filed on October 31, 2019. The primary investigative findings were: (i) the DABRA catheter frequently failed to calibrate and occasionally overheated, posing a risk of injury to physicians and patients; (ii) the Company’s explanations regarding its fourth quarter 2018 and first quarter 2019 sales created a risk of confusion because they did not explicitly reference inconsistent DABRA catheter performance and catheter failures; (iii) the Company failed to timely make at least two Medical Device Reports, or MDRs, to the FDA; (iv) the Company, out of a concern for the DABRA catheters’ performance, engaged in systematic efforts to replace product held by customers, which constituted product recalls, but were not documented as such, (v) the Company lack documentation of sufficient detail and specificity to support certain payments to physicians, ostensibly for training and consulting services, and as to three physicians did not accurately reflect the purpose and nature of approximately $300,000 of payments, which could be perceived as an improper attempt to obtain business or to gain special advantage, (vi) while the indication for use in the 510(k) clearance the Company obtained for the DABRA system is not for atherectomy, the Company’s salespeople were instructed to characterize DABRA as performing atherectomy and to encourage doctors to seek reimbursement using atherectomy codes, (vii) the Company’s determinations to direct potentially valuable benefits and opportunities to doctors were informed in part by sales prospects, and (viii) the Company received complaints regarding regulatory or compliance concerns that, because they implicated executive officers, should have been brought to the attention of the Board or the Audit Committee, but were not. The Audit Committee, in reviewing the allegations, identified certain behavior inconsistent with the Company’s Code of Ethics and Conduct and related policies.
On December 28, 2020, the Company entered into a Settlement Agreement with the United States of America, acting through the DOJ and on behalf of the OIG, to resolve the pending DOJ investigation and a related civil action concerning our marketing of the DABRA laser system and DABRA-related remuneration to certain physicians. In connection with the Settlement Agreement, the Company also has reached tentative agreements that, if executed by participating states, resolve previously disclosed related investigations conducted by certain state attorneys general.
The Settlement Agreement recites that a complaint filed by a former employee on behalf of the federal government in the United States District Court for the Eastern District of Michigan, and subsequently amended to assert claims on behalf of certain states, alleged, among other things, that the Company violated the False Claims Act, 31 U.S.C. § 3729, and certain state false claims acts by paying kickbacks to certain physicians in order to induce them to use the DABRA laser system, promoting off-label
use of the DABRA laser system, failing to report adverse events to the United States Food and Drug Administration, marketing a device that does not work as advertised, and failing to adhere to Current Good Manufacturing Practices. The complaint, which was settled in connection with the Settlement Agreement, also alleged that we unlawfully retaliated against the former employee. Separate from the former employee’s allegations in the civil action, the United States and the participating states contend that from May 1, 2017 through October 31, 2019, the Company (a) paid illegal remuneration to certain physicians to induce them to use the DABRA laser system in violation of the federal anti-kickback statute and (b) marketed the DABRA laser system for off-label
use in atherectomy procedures despite product performance issues causing calibration and overheating problems, which posed a risk to physicians and patients (the “Covered Conduct”). The Company denies the allegations in the civil action and those asserted by the United States and the participating states, and the settlement does not constitute an admission of liability or wrongdoing by the Company.
Under the Settlement Agreement, and the tentative agreements with the participating states, the Company is required to make an initial payment of $2.5 million, of which the Company paid $2.4 million in December 2020 and will pay the remaining $0.1 million when the agreements with the participating states are finalized. Pursuant to the terms of the Settlement Agreement, (a) if its revenue exceeds $10 million in any of the next four fiscal years (2021-2024), it also is required to pay an additional amount in settlement for the corresponding year: $500,000 for 2021, $750,000 for 2022, $1 million for 2023, and $1.25 million for 2024; (b) if it is acquired or is otherwise involved in a change in control transaction in the years 2020 through 2024, it is required to pay an additional settlement amount of $5 million, plus 4% of the value attributed to the Company in the transaction, so long as the attributed value is in excess of $100 million, with the total change in control payment never to exceed $28 million; and (c) if its obligations under the Settlement Agreement are avoided by bankruptcy, the United States may rescind the releases and bring an action against the Company in which the Company agrees is not subject to an automatic stay, is not subject to any statute of limitations, estoppel or laches defense, and is a valid claim in the amount of $56 million, minus any prior change in control payments. Under the Settlement Agreement, the Company also paid the former employee’s reasonable expenses, costs and attorneys’ fees, which amount to $0.2 million. The Company has expensed $2.7 million and has remaining accrued expenses of $0.3 million at December 31, 2020 relating to this matter.
The OIG has agreed, conditioned upon our full payment of amounts owed in the Settlement Agreement, and in consideration of the Company’s obligations under a Corporate Integrity Agreement, to release its permissive exclusion rights and refrain from instituting any administrative action seeking to exclude it from participating in Medicare, Medicaid, or other federal health care programs as a result of the Covered Conduct. The Corporate Integrity Agreement has a five-year term and imposes monitoring, reporting, certification, documentation, oversight, screening, and training obligations on the Company, including the hiring of a compliance officer and independent review organization.
Pursuant to the terms of the Settlement Agreement, the United States and the former employee have dismissed the complaint against the Company with prejudice, and have released the Company from any civil or administrative monetary liability arising under the Covered Conduct. The Settlement Agreement does not include a release for any conduct other than the Covered Conduct or any criminal liability related to the Covered Conduct. The Settlement Agreement does not release any claims under investigation by the SEC.
As also previously announced, the Company voluntarily contacted the SEC’s Enforcement Division regarding the Audit Committee’s investigation. On November 13, 2019, the SEC notified the Company that it is conducting an investigation. The Company has been, and intends to continue, cooperating with the SEC in this ongoing investigation. The Company is unable to predict the ultimate outcome and is unable to make a meaningful estimate of the amount or range of loss, if any, that could result from any unfavorable outcome.

On November 21, 2019, the Company became aware that the Criminal Division, Fraud Section of the DOJ has an open investigation related to the Company. At this time, it is unclear if the Company is a target in this investigation. The Company has been, and intends to continue, cooperating with the DOJ in its active and ongoing investigation. The Company is unable to predict the ultimate outcome and is unable to make a meaningful estimate of the amount or range of loss, if any, that could result from any unfavorable outcome.
Other Litigation
On August 30, 2018, Strata Skin Sciences, Inc. (“Strata”) and Uri Geiger, a member of the board of directors of Strata Skin Sciences, Inc. (collectively “Strata”) filed an action against the Company in Court of Common Pleas of, Montgomery County, Pennsylvania (Civil Action
No. 18-21421)
(the “Pennsylvania Case”), requesting declaratory relief that: (1) Strata and Mr. Geiger are not liable for tortious interference, defamation, libel, or unfair competition based on an
e-mail
by Mr. Geiger to an investment bank (the “Geiger Email”); (2) Strata and Mr. Geiger made no actionable statements about the Company to such investment bank; (3) the Company cannot enforce the 2011 settlement and release agreement between the Company and PhotoMedex, Inc. (“Settlement Agreement”) against Strata; and (4) that any dispute regarding the Geiger Email does not relate to the Settlement Agreement. The action filed by Strata and Mr. Geiger does not request any monetary damages.
On May 16, 2019, the Company filed an action against Strata, Mr. Geiger and Accelmed Growth Partners, L.P. (collectively, the “Strata Parties”) in the United States District Court for the Southern District of California (Civil Action No.
19-cv-0920-AJB-MSB
(the “California Case”)) alleging (1) breach of the Settlement Agreement, (2) intentional interference in contractual relations, (3) intentional interference in prospective economic relations, and (4) trade libel. In the California Case, the Company alleges, among other things, that the statements in the Geiger Email regarding alleged patent infringement constitute a breach of the Settlement Agreement, that the Strata Parties employed deceptive practices designed to delay the Company’s initial public offering and reduce the amount of capital raised by the Company, and that statements in the Geiger Email regarding patent infringement, off label promotion and reimbursement constitute trade libel.
On August 11, 2020, the Company and the Strata Parties executed a settlement agreement, dated as of August 6, 2020, that includes a mutual release of claims and an agreement to terminate the Pennsylvania Case and the California Case.
On February 12, 2020, Dean Irwin, the Company’s former Chief Executive Officer, filed a Demand for Arbitration, alleging that the Company attempted to coerce him into signing a non-standard
separation agreement and release of claims, contrary to the terms of his Severance Agreement. Mr. Irwin claims that he was willing to sign the Company’s standard separation agreement and release of claims. Based on this allegation, Mr. Irwin is claiming nonpayment of wages, penalties for nonpayment of wages, failure to provide wage statements, breach of contract, and breach of implied covenant of good faith and fair dealing. On December 21, 2020, the arbitrator granted summary judgment in favor of the Company on four of the five issues raised by Mr. Irwin in the arbitration. The Company and Mr. Irwin executed a settlement agreement, effective as of January 19, 2021, whereby the Company paid Mr. Irwin $265,000 in exchange for a mutual release of claims and dismissal of the arbitration. The Company has accrued this settlement amount at December 31, 2020.
401(k)
—
In January 2019, the Company established a defined contribution plan under Section 401(k) of the Internal Revenue Code (“401(k) Plan”) that the Company administers for participating employees’ contributions. All full-time employees are eligible under the 401(k) Plan. The Company will make contributions, based on a match of 100% of each employee’s contribution up to 3% and 50% of contributions between 3% and 5%, with the match-eligible contribution being limited to 4% of the employee’s eligible compensation. The Company match expense was $0.3 million for each of the years ended December 31, 2020 and 2019.